Note 15 - Intangible (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of detailed information about intangible assets [text block]
	2017
		Distribution
	Brands	contracts	Software	Others	Total
Acquisition cost
Balance at end of previous year	4,160.8	2,319.4	888.5	460.7	7,829.4
Effect of movements in foreign exchange	(10.5)	7.5	(12.1)	(1.2)	(16.3)
Acquisitions	18.8	-	2.9	8.8	30.5
Acquisitions through business combination	(4.0)	-	-	-	(4.0)
Transfers to other assets categories	(650.4)	6.4	265.3	26.4	(352.3)
Others	-	-	-	46.0	46.0
Balance at end of year	3,514.7	2,333.3	1,144.6	540.7	7,533.3

Amortization and Impairment losses (i)
Balance at end of previous year	(1.9)	(1,760.8)	(597.0)	(223.8)	(2,583.5)
Foreing exchange effects	-	4.9	5.5	5.1	15.5
Amortization	-	(138.7)	(118.9)	(32.9)	(290.5)
Transfers to other assets categories	-	-	(1.4)	1.3	(0.1)
Balance at end of year	(1.9)	(1,894.6)	(711.8)	(250.3)	(2,858.6)
Carrying amount:
December 31, 2016	4,158.9	558.6	291.5	236.9	5,245.9
December 31, 2017	3,512.8	438.7	432.8	290.4	4,674.7
	2016
		Distribution
	Brands	contracts	Software	Others	Total
Acquisition cost
Balance at end of previous year	3,908.2	2,387.4	788.4	356.8	7,440.8
Effect of movements in foreign exchange	(645.9)	(68.3)	(50.3)	(93.6)	(858.1)
Acquisitions	3.0	-	4.1	19.0	26.1
Disposal	-	-	(0.4)	(0.3)	(0.7)
Acquisitions through business combination	1,043.1	-	-	30.7	1,073.8
Acquisitions through exchange transaction of shareholdings	228.1	-	20.6	-	248.7
Disposals through exchange transaction of shareholdings	(58.0)	-	(9.4)	(0.1)	(67.5)
Transfers to other assets categories	(317.7)	0.3	135.5	(24.1)	(206.0)
Others	-	-	-	172.3	172.3
Balance at end of year	4,160.8	2,319.4	888.5	460.7	7,829.4

Amortization and Impairment losses (i)
Balance at end of previous year	(1.9)	(1,622.2)	(539.7)	(184.8)	(2,348.6)
Foreing exchange effects	-	9.9	29.0	40.9	79.8
Amortization	-	(148.6)	(94.4)	(80.0)	(323.0)
Disposal	-	-	0.1	-	0.1
Disposals through exchange transaction of shareholdings	-	-	8.0	0.1	8.1
Transfers to other assets categories	-	0.1	-	-	0.1
Balance at end of year	(1.9)	(1,760.8)	(597.0)	(223.8)	(2,583.5)
Carrying amount:
December 31, 2015	3,906.3	765.2	248.7	172.0	5,092.2
December 31, 2016	4,158.9	558.6	291.5	236.9	5,245.9

Disclosure of intangible assets with indefinite useful life [text block]
	2017	2016
Argentina	348.8	373.5
Bolivia	567.1	558.7
Brazil	4.6	575.5
Canada	223.9	205.6
Chile	69.5	63.1
Luxembourg	339.6	419.1
Paraguay	447.5	429.4
Dominican Republic	1,396.6	1,422.4
Uruguay	115.2	111.6
	3,512.8	4,158.9